Trustees and Investors
BBH U.S. Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of BBH U.S. Equity Portfolio, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Equity Portfolio at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2002

BBH U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2002

   SHARES                                                                                      VALUE
-------------                                                                              ------------
              COMMON STOCKS (98.5%)
              BASIC MATERIALS (5.2%)
       18,000 E.I. DuPont de Nemours & Co.                                                 $    742,500
       17,000 Phelps Dodge Corp.*                                                               527,340
                                                                                           ------------
              TOTAL BASIC MATERIALS                                                           1,269,840
                                                                                           ------------
              CAPITAL GOODS/DURABLES (4.7%)
       18,610 Dover Corp.                                                                       466,739
       13,120 General Electric Co.                                                              331,280
         5,550Illinois Tool Works, Inc.                                                         340,770
                                                                                           ------------
              TOTAL CAPITAL GOODS/DURABLES                                                    1,138,789
                                                                                           ------------
              CONSUMER NON-DURABLES (8.0%)
       11,740 Avon Products, Inc.                                                               569,273
       16,470 Coca-Cola Co.                                                                     765,526
       19,880 Gillette Co.                                                                      594,014
                                                                                           ------------
              TOTAL CONSUMER NON-DURABLES                                                     1,928,813
                                                                                           ------------
              ENERGY (5.3%)
         5,300ChevronTexaco Corp.                                                               358,439
       27,672 Exxon Mobil Corp.                                                                 931,440
                                                                                           ------------
              TOTAL ENERGY                                                                    1,289,879
                                                                                           ------------
              FINANCE (23.9%)
       17,754 American International Group, Inc.                                              1,110,513
       14,620 Bank of New York Co., Inc.                                                        380,120
       31,196 Citigroup, Inc.                                                                 1,152,692
       12,745 Fannie Mae                                                                        852,131
       15,910 FleetBoston Financial Corp.                                                       372,135
       11,550 Hartford Financial Services Group, Inc.                                           456,225
       26,850 J.P. Morgan Chase & Co.                                                           557,137
       27,800 St. Paul Companies, Inc.                                                          911,840
                                                                                           ------------
              TOTAL FINANCE                                                                   5,792,793
                                                                                           ------------
              HEALTH CARE (15.3%)
       14,400 Applera Corp. - Applied Biosystems Group                                          291,312
         9,680Eli Lilly & Co.                                                                   537,240
         8,250Medtronic, Inc.                                                                   369,600
       20,950 Merck & Co., Inc.                                                               1,136,328
       24,860 Pfizer, Inc.                                                                      789,802
       13,434 Pharmacia Corp.                                                                   577,662
                                                                                           ------------
              TOTAL HEALTH CARE                                                               3,701,944
                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                                   VALUE
-------------                                                                              ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (8.2%)
       15,780 Costco Wholesale Corp.*                                                      $    535,415
       16,912 Home Depot, Inc.                                                                  488,419
       17,820 Wal-Mart Stores, Inc.                                                             954,261
                                                                                           ------------
              TOTAL RETAIL                                                                    1,978,095
                                                                                           ------------
              SERVICES (10.5%)
       42,590 AOL Time Warner, Inc.*                                                            628,203
       14,640 Cox Communications, Inc. *                                                        401,136
       20,150 SBC Communications, Inc.                                                          517,049
       12,250 Verizon Communications, Inc.                                                      462,560
       12,197 Viacom, Inc. (Class B)*                                                           544,108
                                                                                           ------------
              TOTAL SERVICES                                                                  2,553,056
                                                                                           ------------
              TECHNOLOGY (17.4%)
       15,850 Applied Materials, Inc.*                                                          238,225
       11,280 Automatic Data Processing, Inc.                                                   479,738
       15,290 Computer Associates International, Inc.                                           227,209
       25,950 Dell Computer Corp.*                                                              742,429
       18,850 Intel Corp.                                                                       326,105
         9,390International Business Machines Corp.                                             741,247
       20,510 Microsoft Corp.*                                                                1,096,670
       22,720 Texas Instruments, Inc.                                                           360,339
                                                                                           ------------
              TOTAL TECHNOLOGY                                                                4,211,962
                                                                                           ------------


TOTAL INVESTMENTS, (IDENTIFIED COST $27,757,697) (A)                       98.5 %          $ 23,865,171
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                              1.5                 374,518
                                                                          ------           ------------
NET ASSETS                                                                100.0 %          $ 24,239,689
                                                                          ======           ============

*    Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $27,757,697 the aggregate gross unrealized appreciation is $968,860 and the aggregate gross unrealized depreciation is $4,861,386, resulting in net unrealized depreciation of $3,892,526.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS:
Investments in securities, at value (identified cost $27,757,697)      $ 23,865,171
Cash                                                                        367,116
Receivables for:
Contributions                                                               730,000
Dividends                                                                    24,222
                                                                       ------------
TOTAL ASSETS                                                             24,986,509
                                                                       ------------
LIABILITIES:
Payables for:
Withdrawals                                                                 722,900
Investment advisory fees                                                     12,847
Professional fees                                                             5,200
Board of Trustees' fees                                                       3,146
Custody fees                                                                  1,132
Administrative fees                                                             692
Accrued expenses and other fees                                                 903
                                                                       ------------
TOTAL LIABILITIES                                                           746,820
                                                                       ------------
NET ASSETS                                                             $ 24,239,689
                                                                       ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the year ended October 31, 2002

NET INVESTMENT INCOME:
 INCOME
Dividends (net of withholding tax of $157,810)                    $    477,972
                                                                  ------------

EXPENSES:
Investment advisory fees                                               307,645
Custody fees                                                            44,477
Administrative fees                                                     16,566
Professional fees                                                       24,085
Board of Trustees' fees                                                 11,217
Miscellaneous expenses                                                  12,324
                                                                  ------------
TOTAL EXPENSES                                                         416,314
Fees paid indirectly                                                    (2,652)
                                                                  ------------
NET EXPENSES                                                           413,662
                                                                  ------------
Net Investment Income                                                   64,310
                                                                  ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                   (18,473,242)
Change in unrealized appreciation (depreciation) on investments     11,610,201
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS                                    (6,863,041)
                                                                  ------------
Net Decrease in Net Assets Resulting from Operations              $ (6,798,731)
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                         ----------------------------------------
                                                                              2002                       2001
                                                                         -------------              -------------
DECREASE IN NET ASSETS:
Operations:
Net investment income (loss)                                             $     64,310               $    (44,310)
Net realized loss on investments                                          (18,473,242)               (12,245,320)
Net change in unrealized appreciation (depreciation)
on investments                                                             11,610,201                (18,283,485)
                                                                         -------------              -------------

Net decrease in net assets resulting from operations                       (6,798,731)               (30,573,115)
                                                                         -------------              -------------

Capital transactions:
Proceeds from contributions                                                 3,634,647                 18,944,843
Fair value of withdrawals                                                 (39,124,201)               (28,424,643)
                                                                         -------------              -------------
Net decrease in net assets resulting from capital
transactions                                                              (35,489,554)                (9,479,800)
                                                                         -------------              -------------
Total decrease in net assets                                              (42,288,285)               (40,052,915)

NET ASSETS:
Beginning of year                                                          66,527,974                106,580,889
                                                                         -------------              -------------
END OF YEAR                                                              $ 24,239,689               $ 66,527,974
                                                                         =============              =============

   The accompanying notes are an integral part of these financial statements.


BBH U.S. EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                                  ---------------------------------------------
                                                                     2002              2001             2000
                                                                  ----------         --------         ---------
Total return                                                      (16.21)%           (29.95)%          (0.47)%
Ratios/Supplemental Data:
Net assets, end of year (000's omitted)                            $24,240            $66,528         $106,581
Expenses as a percentage of average net assets:
Expenses paid by Portfolio                                           0.87%              0.78%            0.82%
Expense offset arrangemment                                          0.01%              0.04%            0.02%
                                                                  ----------         --------         ---------
Total Expenses                                                       0.88%              0.82%            0.84%
Ratio of net investment income to average net assets                 0.14%            (0.05)%          (0.12)%
Portfolio turnover rate                                                26%                55%             130%

  The accompanying notes are an intergral part of these financial statements.

BBH U.S. EQUITY  PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

     B. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     C. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 2002, the Portfolio incurred $307,645 for advisory services.

     ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration agreement with Federated Service Co. for which Federated Service Co. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the BBHTC. For the year ended October 31, 2002, the Portfolio incurred $16,566 for administrative services.

BBH U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)

     CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2002, the Portfolio incurred $44,477 for custody services. Custody fees for the Portfolio were further reduced by $2,652, as a result of an expense offset arrangement with the Portfolio's custodian.

     BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended October 31, 2002, the Portfolio incurred $11,217 for these fees.

2. INVESTMENT TRANSACTIONS. For the year ended October 31, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $11,922,281 and $46,896,567, respectively. There were no purchases or sales of U.S. government obligations during the year. For the same period the Portfolio paid brokerage commissions of $10,366 to BBH for transactions executed on its behalf.

3. SUBSEQUENT EVENT. On December 3, 2002, the Portfolio liquidated through a distribution to its investors of each investor's pro rata share of the Portfolio's cash and investment securities.



TRUSTEES AND OFFICERS OF BBH U.S. EQUITY PORTFOLIO
(unaudited)

Information about the Corporation's Trustees appears below. Part B to the Registration Statement of BBH U.S. Equity Portfolio includes additional information about the Corporation's Trustees and is available upon request without charge through your financial advisor.

NAME, ADDRESS, AND AGE    POSITION(S)       TERM OF OFFICE#   PRINCIPAL OCCUPATION(S) DURING   NUMBER OF       OTHER
                          HELD WITH         AND LENGTH OF     PAST 5 YEARS                     FUNDS IN FUND   TRUSTEESHIPS
                          CORPORATION       TIME SERVED                                        COMPLEX         HELD BY TRUSTEE
                                                                                               OVERSEEN BY
                                                                                               TRUSTEE^
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
"INTERESTED" TRUSTEES:
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
Joseph V. Shields Jr.*    Chairman of the   Since 1990        Managing Trustee, Chairman and   12              None
(aged 63) - Shields &     Board and                           Chief Executive Officer of
Company, 140 Broadway,    Trustee                             Shields & Company (registered
New York, NY 10005                                            broker-dealer and member of
                                                              New York Stock Exchange);
                                                              Chairman of Capital Management
                                                              Associates, Inc. (registered
                                                              investment adviser); Vice
                                                              Chairman and Trustee of New
                                                              York Racing Association;
                                                              Trustee of Flowers Industries,
                                                              Inc. (diversified food
                                                              company).
"INDEPENDENT"
TRUSTEES:

Eugene P. Beard (aged     Trustee           Since 1993        Vice Chairman -                  12              Trustee of Old
66) - the Interpublic                                         Finance/Operations and CFO                       Westbury Funds
Group of Companies,                                           (May 1995 - February 2000) and                   (5)
Inc., 20 Marshall                                             Special Advisor (March 2000 -
Street, Suite 210, S.                                         Present), The Interpublic
Norwalk, CT 06854                                             Group of Companies, Inc.

Richard Carpenter (aged   Trustee           Since 1999        Retired; Trustee of              12              None
68) - 10820 North La                                          Investments, Pennsylvania
Quinta Drive, Tucson,                                         Public School Employees'
AZ 85737                                                      Retirement System (until
                                                              December 1997).

Clifford A. Clark (aged   Trustee           Since 1999        Retired.                         12              None
71) - 42 Clowes Drive,
Falmouth, MA 02540

NAME, ADDRESS, AND AGE    POSITION(S)       TERM OF OFFICE#   PRINCIPAL OCCUPATION(S) DURING   NUMBER OF       OTHER
                          HELD WITH         AND LENGTH OF     PAST 5 YEARS                     FUNDS IN FUND   TRUSTEESHIPS
                          CORPORATION       TIME SERVED                                        COMPLEX         HELD BY TRUSTEE
                                                                                               OVERSEEN BY
                                                                                               TRUSTEE^
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
David P. Feldman (aged    Trustee           Since 1990        Retired; Chairman and CEO of     12              Trustee of
62) - 3 Tall Oaks                                             AT&T Investment Management                       Dreyfus Mutual
Drive, Warren, NJ 07059                                       Corporation (until May 1997);                    Funds (59 Funds)
                                                              Trustee of Jeffrey Co. (1992
                                                              to present); Trustee of QMED
                                                              (1999 to present).

J. Angus Ivory (aged      Trustee           Since 1999        Retired; Trustee of Brown        12              None
69) - Greenway Farm,                                          Brothers Harriman Ltd.
Tockenham, Swindon,                                           (subsidiary of Brown Brothers
Wiltshire, SN4 7PP                                            Harriman & Co.) (until
England                                                       December 2001); Trustee of Old
                                                              Daily Equity Fund Saddlery
                                                              (1992 to present); Advisor,
                                                              RAF Central Fund (1992 to
                                                              present).

Alan G. Lowy (aged        Trustee           Since 1993        Private Investor.                12              None
62) - 4111 Clear Valley
Drive, Encino, CA 91436

Arthur D. Miltenberger    Trustee           Since 1992        Retired; Executive Vice          12              None
(aged 63) - Richard K.                                        President and Chief Financial
Mellon & Sons, P.O. Box                                       Officer of Richard K. Mellon
RKM, Ligonier, PA 15658                                       and Sons (private foundation
                                                              until June 1998); Vice
                                                              President and Treasurer of
                                                              Richard King Mellon Foundation
                                                              (until June 1998); Trustee,
                                                              R.K. Mellon Family Trusts
                                                              (since 1981); General Partner,
                                                              Mellon Family Investment
                                                              Company IV, V and VI; Trustee
                                                              of Aerostructures Corporation
                                                              (aircraft manufacturer) (since
                                                              1996).

NAME, ADDRESS, AND AGE    POSITION(S)       TERM OF OFFICE#   PRINCIPAL OCCUPATION(S) DURING   NUMBER OF       OTHER
                          HELD WITH         AND LENGTH OF     PAST 5 YEARS                     FUNDS IN FUND   TRUSTEESHIPS
                          CORPORATION       TIME SERVED                                        COMPLEX         HELD BY TRUSTEE
                                                                                               OVERSEEN BY
                                                                                               TRUSTEE^
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
OFFICERS
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
Christopher H.A.          President         Since 2002        President of BBH Common          N/A             N/A
Cecil** (aged 38) - 140                                       Settlement Fund, Inc., BBH
Broadway, New York, NY                                        Common Settlement Fund II,
10005                                                         Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since October
                                                              2002). Managing Trustee of the
                                                              Brown Brothers Harriman Trust
                                                              Co., LLC (since January 2002),
                                                              Proprietary Products Unit
                                                              (since October 2002),
                                                              Investment Management Services
                                                              (since October 2001).

Michael D. Martins        Vice President,   Since 2002        Vice President, Treasurer,       N/A             N/A
(aged 36) - 140           Treasurer,                          Principal Accounting Officer,
Broadway, New York, NY    Principal                           Principal Financial Officer
10005                     Accounting                          and Principal Financial
                          Officer and                         Officer of BBH Common
                          Principal                           Settlement Fund, Inc., BBH
                          Financial                           Common Settlement Fund II,
                          Officer                             Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Vice President (since
                                                              April 2002) and Assistant Vice
                                                              President (since December
                                                              1996) of BBH & Co.

Gail C. Jones (aged       Secretary         Since 2002        Secretary of BBH Common          N/A             N/A
49) - 1001 Liberty Avenue,                                    Settlement Fund, Inc., BBH
Pittsburgh, PA                                                Common Settlement Fund II,
15222-3779                                                    Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Counsel, ReedSmith, LLP
                                                              (since October 2002);
                                                              Corporate Counsel January 1997
                                                              to September 2002 and Vice
                                                              President January 1999 to
                                                              September 2002 of Federated
                                                              Services Company.

NAME, ADDRESS, AND AGE    POSITION(S)       TERM OF OFFICE#   PRINCIPAL OCCUPATION(S) DURING   NUMBER OF       OTHER
                          HELD WITH         AND LENGTH OF     PAST 5 YEARS                     FUNDS IN FUND   TRUSTEESHIPS
                          CORPORATION       TIME SERVED                                        COMPLEX         HELD BY TRUSTEE
                                                                                               OVERSEEN BY
                                                                                               TRUSTEE^
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
Peter J. Germain (aged    Vice President    Since 2002        Vice President of BBH Common     N/A             N/A
43) - 1001 Liberty                                            Settlement Fund, Inc., BBH
Avenue, Pittsburgh, PA                                        Common Settlement Fund II,
15222-3779                                                    Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Senior Vice President,
                                                              Federated Services Company
                                                              (since November 1997).

Judith J. Mackin (aged    Vice President    Since 2002        Vice President of BBH Common     N/A             N/A
42) - 1001 Liberty                                            Settlement Fund, Inc., BBH
Avenue, Pittsburgh, PA                                        Common Settlement Fund II,
15222-3779                                                    Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Vice President of
                                                              Federated Services Company
                                                              (since November 1997).

Victor Siclari (aged      Assistant         Since 2002        Assistant Secretary of BBH       N/A             N/A
39) - 1001 Liberty        Secretary                           Common Settlement Fund, Inc.,
Avenue, Pittsburgh, PA                                        BBH Common Settlement Fund II,
15222-3779                                                    Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Partner, ReedSmith, LLP
                                                              (since October 2002); Vice
                                                              President (March 1996 to
                                                              September 2002) and Senior
                                                              Corporate Counsel (July 1998
                                                              to September 2002) of
                                                              Federated Investors, Inc.

Nancy D. Osborn (aged     Assistant         Since 2002        Assistant Secretary of BBH       N/A             N/A
36) - 140 Broadway, New   Secretary                           Common Settlement Fund, Inc.,
York, NY 10005                                                BBH Common Settlement Fund II,
                                                              Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Associate, BBH & Co.
                                                              (since April 1996).

NAME, ADDRESS, AND AGE    POSITION(S)       TERM OF OFFICE#   PRINCIPAL OCCUPATION(S) DURING   NUMBER OF       OTHER
                          HELD WITH         AND LENGTH OF     PAST 5 YEARS                     FUNDS IN FUND   TRUSTEESHIPS
                          CORPORATION       TIME SERVED                                        COMPLEX         HELD BY TRUSTEE
                                                                                               OVERSEEN BY
                                                                                               TRUSTEE^
------------------------- ----------------- ----------------- -------------------------------- --------------- ------------------
John C. Smith (age 37)    Assistant         Since 2002        Assistant Treasurer of BBH       N/A             N/A
- 140 Broadway, New       Treasurer                           Common Settlement Fund, Inc.,
York, NY 10005                                                BBH Common Settlement Fund II,
                                                              Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Assistant Vice
                                                              President (since September
                                                              2001), Associate (September
                                                              2000-August 2001) and Senior
                                                              Analyst (June 1999 - August
                                                              2000) of BBH & Co.; Manager,
                                                              Fund Administration, State
                                                              Street Bank and Trust Company
                                                              (June 1997 - May 1999).

Gregory Lomakin (aged     Assistant         Since 2002        Assistant Treasurer of BBH       N/A             N/A
37) - 140 Broadway, New   Treasurer                           Common Settlement Fund, Inc.,
York, NY 10005                                                BBH Common Settlement Fund II,
                                                              Inc., BBH Fund, Inc. and the
                                                              BBH Portfolios (since August
                                                              2002); Assistant Vice
                                                              President (since September
                                                              2001), and Associate (May
                                                              1992-April 1998).

# Each Trustee of the Corporation holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Corporation's By-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH U.S. Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Corporation because of his affiliation with a registered broker-dealer. Effective November 8, 2002, Mr. Shields is no longer an "interested person" of the Corporation.

**Prior to November 8, 2002, Timothy J. Connelly served as President of the Corporation.